Related Party Transactions (Details Narrative) (Consulting Agreement [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Consulting Agreement [Member]
Consulting fees to director	$ 240,000	$ 129,231
Accounts payable	$ 210,212	$ 216,000